Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2021
Subsequent Events [Line Items]
Subsequent Events

NOTE 9 — SUBSEQUENT EVENTS

The Company has evaluated events that have occurred after the balance sheet up to the date the consolidated financial statements were issued. The Company did not identify any subsequent events that would have required adjustment to or disclosure in the consolidated financial statements, except for the disclosures relating to the consummation of its Business Combination Agreement with Cepton Technologies, Inc., a Delaware corporation (“Cepton”) on February 10, 2022 as disclosed in Note 1 to the financial statements.

Note 18. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through March 31, 2022, the issuance date of the consolidated financial statements.

Trinity Loan Agreement

On January 4, 2022, the Company entered into the Loan Agreement with Trinity to borrow up to $25,000,000 at a rate of 10.75%. In connection with the Loan Agreement, the Company issued a warrant to purchase 96,998 shares of common stock with an exercise price of $16.89 per share. On January 4, 2022, the Company borrowed $10,000,000 under the terms of the Loan Agreement. As of December 31, 2021, the Company incurred approximately $276,000 of issuance costs related to the Loan Agreement. Given the Company had not yet issued a term loan under the Loan Agreement as of December 31, 2021, the Company recorded the issuance costs as a deferred asset within prepaid expenses and other current assets on the consolidated balance sheet.

Merger with Growth Capital Acquisition Corp.

In August 2021, the Company entered into a definitive business combination agreement (the “Business Combination Agreement”) with Growth Capital Acquisition Corp. (NASDAQ: GCAC), a special purpose acquisition company. In accordance with the terms and conditions set forth in the Business Combination Agreement:

(i)     Each share of Company common stock will be converted into the right to receive a number of shares of GCAC Class A common stock equal to (a) (1) the equity value assigned to the Company of $1,500,000,000, divided by (2) the total number of Company outstanding shares, divided by (b) 10;

(ii)    Each outstanding Company stock option, whether or not exercisable and whether or not vested, will be assumed by GCAC and converted into an option to purchase shares of GCAC Class A common stock.

Concurrently with the execution of the Business Combination Agreement, GCAC entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase an aggregate of 5,950,000 shares of GCAC Class A common stock at a purchase price of $10.00 per share (the “PIPE Investment”). The PIPE Investment is conditioned on the concurrent closing of the Business Combination Agreement and other customary closing conditions.

On February 10, 2022, the Company consummated the Business Combination with GCAC pursuant to the Business Combination Agreement. In accordance with ASC 805, for financial accounting and reporting purposes, the pre-combination Cepton (“Legacy Cepton”) was deemed the accounting acquirer, GCAC was treated as the accounting acquiree, and the Business Combination was accounted for as a reverse recapitalization. Accordingly, the Business Combination was treated as the equivalent of Legacy Cepton issuing stock for the net assets of GCAC, accompanied by a recapitalization. Under this method of accounting, the consolidated financial statements of the Company are the historical financial statements of Legacy Cepton. The net assets of GCAC were stated at historical costs and consolidated with Legacy Cepton’s financial statements on the closing date, with no goodwill or other intangible assets recorded in accordance with U.S. GAAP. The shares and net loss per share available to holders of Legacy Cepton common stock have been retroactively restated using the exchange ratio established in the Business Combination Agreement.

Closing simultaneously with the Business Combination, the PIPE investors purchased 5,950,000 shares of common stock at $10.00 per share (the “Private Placement Shares”) for an aggregate purchase price of $59.5 million (the “Private Placement”). Upon the closing of the Business Combination, the Private Placement Shares were automatically converted into shares of the Company’s common stock on a one-for-one basis.

Pursuant to the Business Combination Agreement, the aggregate stock consideration issued by Cepton in the Business Combination was $1.5 billion, consisting of 154,048,001 newly issued shares of Cepton common stock valued at $10.00 per share. Legacy Cepton shareholders received $1.4 billion in the form of 142,075,041 newly issued shares of Cepton common stock. GCAC public shareholders received $16.6 million in the form of 1,660,460 newly issued shares of Cepton common stock, the PIPE Investors received $59.5 million in the form of 5,950,000 newly issued shares of Cepton common stock, and the Sponsor received $43.1 million in the form of 4,312,500 newly issued shares of Cepton common stock in exchange for GCAC’s existing Class B common stock.

In connection with the Business Combination, the Company incurred direct and incremental costs of approximately $27.0 million related to the equity issuance, consisting primarily of investment banking, legal, accounting and other professional fees, which were recorded to additional paid-in capital as a reduction of proceeds. In addition, the Company incurred $2.7 million related to the equity issuance that were not deemed direct and incremental and were expensed as incurred. As of December 31, 2021, the Company has $4.4 million of accrued transaction costs, consisting primarily of investment banking fees, in accrued expenses on the consolidated balance sheet.

Growth Capital Acquisition Corp. [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 11 — SUBSEQUENT EVENTS

The Company has evaluated events that have occurred after the balance sheet up to the date the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment to or disclosure in the financial statements.